Income Taxes - Additional Information (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Change in the valuation allowance	$ 0	$ 388,575
Federal And State Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carry forwards	$ 0	$ 0